Cover	Nov. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity File Number	000-55039
Entity Registrant Name	BIOTELEMETRY, INC.
Entity Central Index Key	0001574774
Entity Tax Identification Number	46-2568498
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 Cedar Hollow Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	729-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BEAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false